Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Goodwill And Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2011	$257.1	$426.0	$683.1
Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Additions	—	1.9	1.9
Disposals	(0.6)	(4.4)	(5.0)
Transferred to assets held for sale	(110.8)	(159.2)	(270.0)
Impairment	—	—	—

At December 31, 2012	$96.0	$93.6	$189.6

Accumulated amortization:
At January 1, 2011	$—	$(306.6)	$(306.6)
Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	$—	$(152.8)	$(152.8)

Charged in year	—	(14.6)	(14.6)
Disposals	—	3.8	3.8
Transferred to assets held for sale	—	74.8	74.8
Impairment	—	(1.8)	(1.8)

At December 31, 2012	—	(90.6)	(90.6)

Net book value: December 31, 2012	$96.0	$3.0	$99.0

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Schedule Of Other Intangible Assets

	2012	2011
Tysabri	$—	$96.9
Other intangible assets	3.0	5.6

Total other intangible assets	$3.0	$102.5

Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets

Year ending December 31, 2013	$1.3
2014	0.8
2015	0.6
2016	0.2
2017	0.1
2018 and thereafter	—

Total	$3.0